Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Benefit Plans

17.  Benefit Plans

Pension and other postretirement plans

       Defined benefit pension plans cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002.

       The Company also provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Company's established retirement policy and are continuously insured under the Company's group plans or other approved plans in accordance with the plan's participation requirements. The Company shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Company's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Company decided to change its approach for delivering benefits to Medicare-eligible retirees. The Company no longer offers medical benefits for Medicare-eligible retirees but instead provides a fixed Company contribution (based on years of service and other factors), which is not subject to adjustments for inflation.

       The Company has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Obligations and funded status

       The Company calculates benefit obligations based upon generally accepted actuarial methodologies using the projected benefit obligation ("PBO") for pension plans and the accumulated postretirement benefit obligation ("APBO") for other postretirement plans. The determination of pension costs and other postretirement obligations as of December 31, 2011 and 2010 are determined using a December 31 measurement date. The benefit obligations represent the actuarial present value of all benefits attributed to employee service rendered as of the measurement date. The PBO is measured using the pension benefit formula and assumptions as to future compensation levels. A plan's funded status is calculated as the difference between the benefit obligation and the fair value of plan assets. The Company's funding policy for the pension plans is to make annual contributions at a level that is in accordance with regulations under the Internal Revenue Code ("IRC") and generally accepted actuarial principles. The Company's postretirement benefit plans are not funded.

       The components of the plans' funded status that are reflected in the Consolidated Statements of Financial Position as of December 31 are as follows:

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Fair value of plan assets	$4,675	$4,669	$—	$—
Less: Benefit obligation	5,831	5,545	716	628

Funded status	$(1,156)	$(876)	$(716)	$(628)

Items not yet recognized as a component of net periodic cost:
Net actuarial loss (gain)	$2,546	$2,311	$(211)	$(322)
Prior service credit	(3)	(5)	(152)	(175)

Unrecognized pension and other postretirement benefit cost, pre-tax	2,543	2,306	(363)	(497)
Deferred income tax	(890)	(807)	137	186

Unrecognized pension and other postretirement benefit cost	$1,653	$1,499	$(226)	$(311)

       The increase of $235 million in the pension net actuarial loss during 2011 is related to a decrease in the discount rate combined with lower than expected returns. The majority of the $2.55 billion net actuarial pension benefit losses not yet recognized as a component of net periodic pension cost in 2011 reflects decreases in the discount rate and the effect of unfavorable equity market conditions on the value of the pension plan assets in prior years. The decrease of $111 million in the OPEB net actuarial gain during 2011 is primarily related to a decrease in the discount rate, higher than expected claim costs of future retirees and amortization of net actuarial gains. The decrease of $23 million in the OPEB prior service credit is related to amortization of prior service cost.

       The change in 2011 in items not yet recognized as a component of net periodic cost, which is recorded in unrecognized pension and other postretirement benefit cost, is shown in the table below.

($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net periodic cost – December 31, 2010	$2,306	$(497)
Net actuarial loss arising during the period	437	82
Net actuarial (loss) gain amortized to net periodic benefit cost	(200)	30
Prior service cost arising during the period	—	—
Prior service credit amortized to net periodic benefit cost	2	23
Translation adjustment and other	(2)	(1)

Items not yet recognized as a component of net periodic cost – December 31, 2011	$2,543	$(363)

       The net actuarial loss (gain) is recognized as a component of net periodic cost amortized over the average remaining service period of active employees expected to receive benefits. Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2012 are shown in the table below.

($ in millions)	Pension benefits	Postretirement benefits
Net actuarial loss (gain)	$178	$(21)
Prior service credit	(2)	(23)

       The accumulated benefit obligation ("ABO") for all defined benefit pension plans was $5.16 billion and $4.82 billion as of December 31, 2011 and 2010, respectively. The ABO is the actuarial present value of all benefits attributed by the pension benefit formula to employee service rendered at the measurement date. However, it differs from the PBO due to the exclusion of an assumption as to future compensation levels.

       The PBO, ABO and fair value of plan assets for the Company's pension plans with an ABO in excess of plan assets were $5.51 billion, $4.85 billion and $4.33 billion, respectively, as of December 31, 2011 and $4.48 billion, $3.79 billion and $3.54 billion, respectively, as of December 31, 2010. Included in the accrued benefit cost of the pension benefits are certain unfunded non-qualified plans with accrued benefit costs of $142 million and $132 million for 2011 and 2010, respectively.

       The changes in benefit obligations for all plans for the years ended December 31 are as follows:

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,545	$5,233	$628	$666
Service cost	151	150	11	12
Interest cost	322	320	37	40
Participant contributions	1	1	20	22
Actuarial loss (gain)	337	239	82	(58)
Benefits paid (1)	(511)	(407)	(61)	(57)
Translation adjustment and other	(14)	9	(1)	3

Benefit obligation, end of year	$5,831	$5,545	$716	$628

(1)
Benefits paid include lump sum distributions, a portion of which may trigger settlement accounting treatment.

Components of net periodic cost

       The components of net periodic cost for all plans for the years ended December 31 are as follows:

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Service cost	$151	$150	$125	$11	$12	$13
Interest cost	322	320	331	37	40	52
Expected return on plan assets	(367)	(331)	(398)	—	—	—
Amortization of:
Prior service credit	(2)	(2)	(3)	(23)	(22)	(6)
Net actuarial loss (gain)	154	160	15	(30)	(22)	(29)
Settlement loss	46	48	22	1	—	—

Net periodic cost (credit)	$304	$345	$92	$(4)	$8	$30

Assumptions

       Weighted average assumptions used to determine net pension cost and net postretirement benefit cost for the years ended December 31 are:

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Discount rate	6.00%	6.25%	7.50%	6.00%	6.25%	6.50%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	4.0 - 4.5	n/a	n/a	n/a
Expected long-term rate of return on plan assets	8.5	8.5	8.5	n/a	n/a	n/a

       Weighted average assumptions used to determine benefit obligations as of December 31 are listed in the following table.

	Pension benefits		Postretirement benefits
	2011	2010	2011	2010
Discount rate	5.25%	6.00%	5.25%	6.00%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	n/a	n/a

       The weighted average health care cost trend rate used in measuring the accumulated postretirement benefit cost is 7.30% for 2012, gradually declining to 4.5% in 2024 and remaining at that level thereafter.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plans. A one percentage-point increase in assumed health care cost trend rates would increase the total of the service and interest cost components of net periodic benefit cost of other postretirement benefits and the APBO by $3 million and $27 million, respectively. A one percentage-point decrease in assumed health care cost trend rates would decrease the total of the service and interest cost components of net periodic benefit cost of other postretirement benefits and the APBO by $2 million and $21 million, respectively.

Pension plan assets

       The change in pension plan assets for the years ended December 31 is as follows:

($ in millions)	2011	2010
Fair value of plan assets, beginning of year	$4,669	$4,127
Actual return on plan assets	267	496
Employer contribution	264	443
Benefits paid	(511)	(407)
Translation adjustment and other	(14)	10

Fair value of plan assets, end of year	$4,675	$4,669

       In general, the Company's pension plan assets are managed in accordance with investment policies approved by pension investment committees. The purpose of the policies is to ensure the plans' long-term ability to meet benefit obligations by prudently investing plan assets and Company contributions, while taking into consideration regulatory and legal requirements and current market conditions. The investment policies are reviewed periodically and specify target plan asset allocation by asset category. In addition, the policies specify various asset allocation and other risk limits. The pension plans' asset exposure within each asset category is tracked against widely accepted established benchmarks for each asset class with limits on variation from the benchmark established in the investment policy. Pension plan assets are regularly monitored for compliance with these limits and other risk limits specified in the investment policies.

       The pension plans' target asset allocation and the actual percentage of plan assets, by asset category as of December 31 are as follows:

	Target asset allocation	Actual percentage of plan assets
Asset category	2011	2011	2010
U.S. equity securities	25 - 33%	19%	25%
International equity securities	17 - 23	24	18
Fixed income securities	35 - 48	38	38
Real estate funds	3 - 7	4	4
Private equity funds	3 - 7	4	3
Hedge funds	6 - 9	7	8
Short-term investments and other	1 - 3	4	4

Total (1)		100%	100%

(1)
Securities lending collateral reinvestment is excluded from target and actual percentage of plan assets.

       The target asset allocation for an asset category may be achieved either through direct investment holdings, through replication using derivative instruments (e.g., futures or swaps) or net of hedges using derivative instruments to reduce exposure to an asset category. The notional amount of derivatives used for replication net of the notional amount of hedges is limited to 115% of total plan assets. Calculating the actual allocation consistent with the target allocation results in actual allocations falling within the target allocation.

       Outside the target asset allocation, the pension plans participate in a securities lending program to enhance returns. U.S. government fixed income securities and U.S. equity securities are lent out and cash collateral is invested 33% in fixed income securities and 67% in short-term investments.

       The following table presents the fair values of pension plan assets as of December 31, 2011.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets
Equity securities:
U.S.	$11	$817	$64	$892
International	116	986	—	1,102
Fixed income securities:
U.S. government and agencies	634	120	—	754
Foreign government	—	26	—	26
Municipal	—	—	163	163
Corporate	—	869	9	878
RMBS	—	119	—	119
Short-term investments	33	494	—	527
Limited partnership interests:
Real estate funds (1)	—	—	192	192
Private equity funds (2)	—	—	186	186
Hedge funds (3)	—	—	324	324
Cash and cash equivalents	18	—	—	18
Free-standing derivatives:
Assets	1	2	—	3
Liabilities	(2)	(4)	—	(6)

Total plan assets at fair value	$811	$3,429	$938	5,178

% of total plan assets at fair value	15.7%	66.2%	18.1%	100.0%
Securities lending obligation (4)				(554)
Other net plan assets (5)				51

Total reported plan assets				$4,675

(1)
Real estate funds held by the pension plans are primarily invested in U.S. commercial real estate.
(2)
Private equity funds held by the pension plans are primarily comprised of North American buyout funds.
(3)
Hedge funds held by the pension plans primarily comprise fund of funds investments in diversified pools of capital across funds with underlying strategies such as convertible arbitrage, equity market neutral, fixed income arbitrage, global macro, commodity trading advisors, long short equity, short biased equity, and event driven.
(4)
The securities lending obligation represents the plan's obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.
(5)
Other net plan assets represent interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

       The following table presents the fair values of pension plan assets as of December 31, 2010.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets
Equity securities:
U.S.	$922	$216	$6	$1,144
International	688	154	—	842
Fixed income securities:
U.S. government and agencies	722	71	—	793
Foreign government	—	14	—	14
Municipal	—	—	222	222
Corporate	—	836	10	846
RMBS	—	89	48	137
Short-term investments	89	574	—	663
Limited partnership interests:
Real estate funds	—	—	167	167
Private equity funds	—	—	166	166
Hedge funds	—	—	373	373
Cash and cash equivalents	33	—	—	33
Free-standing derivatives:
Assets	—	9	—	9
Liabilities	(2)	—	—	(2)

Total plan assets at fair value	$2,452	$1,963	$992	5,407

% of total plan assets at fair value	45.4%	36.3%	18.3%	100.0%
Securities lending obligation				(772)
Other net plan assets				34

Total reported plan assets				$4,669

       The fair values of pension plan assets are estimated using the same methodologies and inputs as those used to determine the fair values for the respective asset category of the Company. These methodologies and inputs are disclosed in Note 6.

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2011.

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2010	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2011
Assets
U. S. equity securities	$6	$—	$(2)	$60	$—	$64
Fixed income securities:
Municipal	222	—	1	(60)	—	163
Corporate	10	1	—	(2)	—	9
RMBS	48	(8)	8	(30)	(18)	—
Limited partnership interests:
Real estate funds	167	(1)	29	(3)	—	192
Private equity funds	166	1	22	(3)	—	186
Hedge funds	373	43	(48)	(44)	—	324

Total Level 3 plan assets	$992	$36	$10	$(82)	$(18)	$938

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2010.

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Assets
U. S. equity securities	$4	$—	$2	$—	$—	$6
Fixed income securities:
Municipal	344	—	(2)	(114)	(6)	222
Corporate	10	—	—	—	—	10
RMBS	61	(10)	23	(26)	—	48
ABS	32	(1)	—	(31)	—	—
Limited partnership interests:
Real estate funds	135	(4)	3	33	—	167
Private equity funds	149	—	19	(2)	—	166
Hedge funds	368	(58)	73	(10)	—	373

Total Level 3 plan assets	$1,103	$(73)	$118	$(150)	$(6)	$992

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2009.

		Actual return on plan assets:
($ in millions)	Balance as of January 1, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
U. S. equity securities	$5	$—	$(3)	$2	$—	$4
Fixed income securities:
Municipal	408	—	22	(48)	(38)	344
Corporate	10	2	—	17	(19)	10
RMBS	99	—	2	(40)	—	61
ABS	—	—	—	32	—	32
Limited partnership interests:
Real estate funds	142	—	(47)	40	—	135
Private equity funds	133	—	4	12	—	149
Hedge funds	341	10	37	(20)	—	368

Total Level 3 plan assets	$1,138	$12	$15	$(5)	$(57)	$1,103

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on plan assets. The Company's assumption for the expected long-term rate of return on plan assets is reviewed annually giving consideration to appropriate financial data including, but not limited to, the plan asset allocation, forward-looking expected returns for the period over which benefits will be paid, historical returns on plan assets and other relevant market data. Given the long-term forward looking nature of this assumption, the actual returns in any one year do not immediately result in a change. In giving consideration to the targeted plan asset allocation, the Company evaluated returns using the same sources it has used historically which include: historical average asset class returns from an independent nationally recognized vendor of this type of data blended together using the asset allocation policy weights for the Company's pension plans; asset class return forecasts from a large global independent asset management firm that specializes in providing multi-asset class investment fund products which were blended together using the asset allocation policy weights; and expected portfolio returns from a proprietary simulation methodology of a widely recognized external investment consulting firm that performs asset allocation and actuarial services for corporate pension plan sponsors. This same methodology has been applied on a consistent basis each year. All of these were consistent with the Company's long-term rate of return on plan assets assumption of 8.5% as of December 31, 2011 and 2010. As of the 2011 measurement date, the arithmetic average of the annual actual return on plan assets for the most recent 10 and 5 years was 6.6% and 4.6%, respectively.

       Pension plan assets did not include any of the Company's common stock as of December 31, 2011 or 2010.

Cash flows

       There was no required cash contribution necessary to satisfy the minimum funding requirement under the IRC for the tax qualified pension plans as of December 31, 2011. The Company currently plans to contribute $417 million to its pension plans in 2012.

       The Company contributed $41 million and $35 million to the postretirement benefit plans in 2011 and 2010, respectively. Contributions by participants were $20 million and $22 million in 2011 and 2010, respectively.

Estimated future benefit payments

       Estimated future benefit payments expected to be paid in the next 10 years, based on the assumptions used to measure the Company's benefit obligation as of December 31, 2011, are presented in the table below. Effective January 1, 2010, the Company no longer participates in the Retiree Drug Subsidy program due to the change in the Company's retiree medical plan for Medicare-eligible retirees.

($ in millions)	Postretirement benefits
	Pension benefits	Gross benefit payments
2012	$310	$42
2013	319	43
2014	350	45
2015	362	47
2016	396	49
2017-2021	2,467	272

Total benefit payments	$4,204	$498

Allstate 401(k) Savings Plan

       Employees of the Company, with the exception of those employed by the Company's international, Sterling Collision Centers ("Sterling"), Esurance and Answer Financial subsidiaries, are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Company's contributions are based on the Company's matching obligation and certain performance measures. The Company is responsible for funding its anticipated contribution to the Allstate Plan, and may, at the discretion of management, use the ESOP to pre-fund certain portions. In connection with the Allstate Plan, the Company has a note from the ESOP with a principal balance of $22 million as of December 31, 2011. The ESOP note has a fixed interest rate of 7.9% and matures in 2019. The Company records dividends on the ESOP shares in retained income and all the shares held by the ESOP are included in basic and diluted weighted average common shares outstanding.

       The Company's contribution to the Allstate Plan was $48 million, $36 million, and $78 million in 2011, 2010 and 2009, respectively. These amounts were reduced by the ESOP benefit computed for the years ended December 31 as follows:

($ in millions)	2011	2010	2009
Interest expense recognized by ESOP	$2	$2	$2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2

Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22

ESOP benefit	$(7)	$(9)	$(20)

       The Company made no contributions to the ESOP in 2011, 2010 and 2009. As of December 31, 2011, total committed to be released, allocated and unallocated ESOP shares were 0.2 million, 34 million and 5 million, respectively.

       Allstate has defined contribution plans for eligible employees of its Canadian, Sterling, Esurance and Answer Financial subsidiaries. Expense for these plans was $7 million, $5 million and $6 million in 2011, 2010 and 2009, respectively.